Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of information for cash-generating units

	As of December 31,
in 000€	2025	2024	2023
CGU: MAT Software	28,961	28,961	28,961
CGU: e-Prototypy	809	799	787
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,579	4,819	4,598
CGU: Engimplan	—	—	—
CGU: Materialise Motion	—	—	—
Total	43,161	43,391	43,158

Schedule of reconciliation of changes in goodwill

in 000€	Gross	Impairment	Total
At January 1, 2023	45,802	(1,648)	44,155
Impairment	—	(1,175)	(1,175)
Currency translation	178	—	178
At December 31, 2023	45,980	(2,823)	43,158
Currency translation	233	—	233
At December 31, 2024	46,213	(2,823)	43,391
Currency translation	(230)	—	(230)
At December 31, 2025	45,983	(2,823)	43,161